Share-Based Payments (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Share-Based Payments (Textual) [Abstract]
Shares available for future issuance	7,092,083
Weighted-average remaining contractual term for stock options outstanding and exercisable	2 years 3 months 18 days
Aggregate intrinsic value of outstanding and exercisable stock options	$ 2.8
Intrinsic value of options exercised	3.4	2.6	13.4
Restricted stock, vesting period (in Years)	4 years
Fair value of equity awards other than stock options vesting	$ 11.8	$ 22.7	$ 17.7